Sales (Tables)	12 Months Ended
Dec. 31, 2013
Sales [Abstract]
Sales by Geographic Region
Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2011	2012	2013
	US$ thousands

North America	29,627	33,606	55,655
Europe	5,174	7,277	9,257
Rest of the world	4,832	7,846	8,386

	39,633	48,729	73,298

Sales to Single Customers Exceeding 10% of Sales
Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2011	2012	2013
	US$ thousands

Customer "A"	4,882	10,809	24,512
Customer "B"	4,195	8,714	*

*	Less than 10% of sales.